OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER PAYABLES
Staff cost payable	$ 25,886	$ 24,249
Other taxes payables	10,846	8,399
Renovation fee payables (Note 13)	4,512	4,144
Others	1,736	1,308
Other payables	$ 42,980	$ 38,100